Commitments, contingencies and operating risks	12 Months Ended
Dec. 31, 2017
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Commitments, contingencies and operating risks
27.	Commitments, contingencies and operating risks

Operating environment

Russia continues economic reforms and development of its legal, tax and regulatory frameworks as required by a market economy. The future stability of the Russian economy is largely dependent upon these reforms and developments and the effectiveness of economic, financial and monetary measures undertaken by the government.

As Russia is Group’s main country of operation, it is particularly exposed to fluctuations and problems that arise in the Russian economy. Emerging markets, such as Russia, are subject to greater risks than more developed markets, including significant legal, economic and political risks. Emerging economies are subject to rapid change, and therefore the information set out herein may become outdated relatively quickly.

Chief among the challenges currently facing the Russian economy are (i) the ongoing crisis in Eastern Ukraine, (ii) the deterioration of Russia’s relationships with many Western countries, (iii) the economic and financial sanctions imposed by the U.S., EU, Canada and other countries in connection with these events on certain Russian companies, individuals, and entire sectors of Russian economy, (iv) a steep decline in oil prices in preceding years, and (v) a consequent record weakening of the Russian ruble against the U.S. dollar. The lack of access to financing for Russian issuers, capital flight and a general climate of political and economic uncertainty are additional difficulties constricting Russian business at this time. Moreover, certain sanctions, as of now only imposed by Ukraine, and Russian countersanctions instituted in response to such sanctions, directly target payment services providers. There can be no assurance that additional sanctions affecting the payments of financial services business will not be imposed by Russia or other countries in which the Group operates. In addition, a number of Western businesses have curtailed or suspended activities in Russia or dealings with Russian counterparts for reputational reasons, even though currently such activities and dealings are not prohibited by the sanctions. An expansion of the existing sanctions or introduction of new sanctions, sanctions specifically targeting the Group, its management or its shareholders, or targeting the sector generally, could affect the Group’s business as its international customers, suppliers, shareholders and other business partners may change their relationship with the Group for compliance, political, reputational or other reasons.

Some of our agents, merchants or Tochka’s SME clients, although mostly not incorporated in Crimea, may have operations there. Further, before the introduction of the corresponding sanctions the Group has had direct contacts with several Crimea banks that are registered as financial legal entities in Crimea, currently such banks may continue to operate as the Group’ agents or merchants. Overall the share of the Group’ business that comes from such counterparties is insignificant. On December 19, 2014, U.S. President Obama signed a new executive order imposing comprehensive sanctions on the Crimea region. The EU has similarly introduced a broad set of sanctions through the Council Regulation (EU) 692/2014 as amended by Regulation (EU) 1351/2014. To date, management does not believe that any of the current sanctions as in force limit the Group’ ability to work with entities that may have operations in Crimea or operate in Crimea. Nevertheless, if the Group is deemed to be in violation of any sanctions currently in place or if any new or expanded sanctions are imposed on Russian businesses operating in Crimea by the U.S., EU, or other countries the Group’s business and results of operations may be materially adversely affected.

In the ordinary course of our business, the Group may accept payments from consumers who either directly or indirectly interact with certain entities that are the targets of U.S. sanctions. The Group operates primarily within the Russian financial system and, accordingly, many of its customers have accounts at banks in Russia. The U.S., EU and other countries have adopted a package of economic restrictive measures imposing certain sanctions on the operations of various Russian banks, including VTB Bank and Gazprombank. Some subsidiaries of the Company hold bank accounts in the aforementioned banks as well as have overdrafts and bank guarantees in VTB Bank. Other Russian banks, including Bank Rossiya, SMP Bank, Investcapitalbank and Sobinbank, have also been designated by OFAC and are subject to U.S. economic sanctions. Tempbank was also designated due to its dealings with the Syrian government. Management is monitoring these developments in the current environment and taking actions where appropriate. These and any further possible negative developments in Ukraine could adversely impact the results and financial position of the Group in a manner not currently determinable.

Furthermore, U.S. sanctions may be extended to any person that U.S. authorities determine has materially assisted, provided financial, material, or technological support to, or provided goods or services in support of, any sanctioned individuals or entities. For example, the Group may be deemed to be associated with U.S.- designated banks due to its accepting payments for them from consumers in the ordinary course of its business, even though the Group may not have any direct contract relationships with them. There can be no assurance that the U.S. Government would not view such activities as meeting the criteria for U.S. economic sanctions. In addition, because of the nature of the Group’s business, the Group does not generally identify its customers where there is no express requirement to do so under Russian anti-money laundering legislation. Therefore, the Group is not always able to screen them against the “Specially Designated Nationals and Blocked Persons List” published by OFAC or other sanctions lists.

The crisis in Ukraine is ongoing and could escalate. Were full-fledged hostilities to break out between Ukraine and Russia, significant economic disruption would likely result and further calls from the Western countries for a comprehensive sanction regime that would further isolate Russia from the world economy. The current civil unrest in eastern Ukraine, if no resolution is forthcoming, may alone lead to the further strengthening and broadening of Ukraine-related sanctions. For example, it has been proposed to remove Russia from the international SWIFT payment system, which would disrupt ordinary financial services in Russia and any cross-border trade. The future repercussions surrounding the situation in Crimea and Eastern Ukraine are unknown, and no assurance can be given regarding the future of relations between Russia and other countries. The Group cannot therefore predict how the Ukrainian crisis will unfold or the impact it will have on its business or results of operations. Additionally, relations between the U.S. and Russia have become strained over a variety of other issues, which could result in further sanctions against Russia or specific individuals, entities or economic sectors. Any or all of the above factors could have a material adverse effect on the Group’s business, financial condition, results of operations and prospects.

In recent years, the CBR has considerably increased the intensity of its supervision and regulation of the Russian banking sector. Qiwi Bank is central to the operation of all of the Group’s segments, as it provides issuing, acquiring and deposit settlement functions within the Group, serves as the issuing bank for our payment-by-installment SOVEST cards and is the banking institution behind Tochka’s financial services offering. Qiwi Bank, like all banks and non-banking credit organizations operating in Russia, is subject to extensive regulation and reporting obligations, which may limit the Groups activities and increase the Groups costs of doing business. Qiwi Bank has been the subject of CBR investigations in the past that have uncovered various regulatory violations and deficiencies, which the Group has generally rectified. As part of the ongoing supervisory process, the management was recently notified that in 2018 Qiwi Bank will be subject to the CBR inspection. There can be no assurance that any currently planned or future inspection will not result in discovery of any significant or minor violations of various banking regulations, and what sanctions the CBR would choose to employ against QIWI Bank if this were to happen. For example, recently management was notified that throughout 2017 QIWI Bank exceeded thresholds turnover amounts with respect to certain types of transactions. The measures that the CBR has so far imposed on QIWI Bank in response have not had a significant impact on operations, and management believes that it has remedied the violation and taken appropriate measures to ensure that QIWI Bank will not be in breach of such requirements going forward. However, this measures have not been lifted yet and there can be no assurance that this measures will be lifted soon or additional sanctions will not be imposed on us as a result of such findings. Scrutiny of CBR can be expected to increase following launch of SOVEST, as it will expand the scope of traditional commercial and retail bank services that Qiwi Bank provides. Any such sanctions could have a material adverse effect on our business, financial condition and results of operations. Historically, the revocation of banking licenses by the CBR has been relatively rare, but since October 2013 the CBR has launched a campaign aimed at cleansing the Russian banking industry, revoking the licenses from an unusually high number of banks. If Qiwi Bank’s banking license is revoked, the Group would effectively be unable to provide most of our services.

Though the Russian economy contracted both in 2015 and in 2016, it has registered modest growth in 2017. However, throughout the period from 2014 to 2017 the population’s purchasing power has been decreasing due to the weakening of the ruble and the rise in cost of basic necessities such as food products and utilities, which according to the Russian Consumer Confidence Overall Index resulted in consumer confidence declining significantly. A further weakening in the Russian economy could have a negative impact on the Group’ merchants, as well as consumers who purchase products and services using the Group’ payment processing systems. This could negatively impact the Group’ business, financial condition and results of operations, particularly if the recessionary environment disproportionately affects some of the market segments that represent a larger portion of the Group’s payment processing volume. Specifically, worsening economic conditions could force some of the Group’ merchants and agents to liquidate their operations or go bankrupt, or could cause the Group’ agents to reduce the number of their locations or hours of operation, resulting in reduced transaction volumes. Similarly, a deteriorating economy and reduced consumer spending may translate into a decline in the number of transactions with SOVEST cards and may also affect the creditworthiness of the Group’ customers, which could result in increased credit risk. The Group also has a certain amount of fixed costs, including salaries and rent, which could limit its ability to adjust costs and respond quickly to changes affecting the economy and its business.

In this context, management perceives several risks that could affect the stability and profitability of the Group’s offline distribution business. Firstly, the overall macroeconomic conditions adversely affect the purchasing power of Russian population, as high inflation combined with decreasing real wage put pressure on the disposable income of consumers, thus leading to the overall decrease in consumer spending and in turn the Group’s payment volumes. Secondly, the Group agents’ economics are being pressured by decreasing commissions and higher customer commission sensitivity, combined with higher rental and other costs.

Thirdly, because the CBR has taken steps to secure the quality and transparency the industries in which the Group’ agents operate, additional controls and monitoring requirements have been imposed on agents through the banks. As agents work to comply with additional requirements and handle increasing numbers of inquiries from the banks they interact with, additional pressure is put on the agents’ business model especially for the smaller businesses. Although the Group’s network of agents remains well diversified, these changes in recent years have negatively affected the size of Group’s physical distribution in Russia and, correspondingly, its financial results. Management is committed to making its best efforts to support the Group’s physical distribution in Russia and, correspondingly, its financial results, there can be no assurance that there will not be further negative impacts of these changes in the mid-term.

The Group provides payment processing services to a number of merchants in the betting industry. Processing payments to such merchants represents a relatively significant portion of the Group’ revenues and also generally carries higher margins than processing payments to merchants in most of the Group’s other categories. The betting industry is subject to extensive and actively developing regulation in Russia, as well as increasing government scrutiny. Recent amendments to Russian betting legislation introduced a more comprehensive regulatory framework in this area. In particular, under amendments to the Russian betting laws introduced in 2014, in order to engage in the betting industry, a bookmaker has to become a member of a self-regulated organization of bookmakers and abide by its rules, and any and all interactive bets may only be accepted through an Interactive Bets Accounting Center (TSUPIS) set up by a credit organization together with a self-regulated association of bookmakers. In 2016, QIWI Bank established a TSUPIS together with a the self-regulated associations of bookmakers in order to be able to accept such payments. Processing payments to betting merchants represents a relatively significant portion of the Group’s revenues. Furthermore, betting winnings received by the Group consumers deposited into their Qiwi Wallet accounts represents one of the significant reload sources for Qiwi Wallet accounts. If other banks or payment service providers were to enter this market, the payment volume, revenue and margins of the Group’ Payments business, as well as overall usage of Qiwi Wallet, could be materially adversely affected.

Additionally, if any of the Group’s merchants engaged in the betting industry are not able or are unwilling to comply with Russian betting legislation, or if they decide to cease their operations in Russia for regulatory reasons or otherwise, the Group would have to discontinue servicing them and would lose the associated income.

Moreover, if the Group is found to be in non-compliance with any of the requirements of the applicable legislation, it could not only become subject to fines and other sanctions, but could also be forced to discontinue operations that are deemed to be in breach of the applicable rules, thereby losing the associated revenue streams. Additionally, as of January 1, 2018, the relevant betting legislation has been supplemented with the ability of the Russian government to blacklist betting merchants that are found to be in violation of applicable Russian laws, and the requirement for credit institutions to block any payments to such blacklisted merchants. These measures may result in the contraction of the betting sector and therefore adversely affect the revenues, margins and net revenue of the Group’s E-commerce category and overall Payment services segment.

The Group may also be subject to reputational risks associated with being involved in the betting business through offering the payments services to betting merchants. For example, in July 2016, the Group was served with notices from Roskomnadzor, the Russian state agency responsible for overseeing the media and Internet, stating that the Group had breached Russian laws on public distribution of information about gambling, since the Group’s website contained links to services offered by certain betting operators that were allegedly not in compliance with the Russian betting legislation. The Group has complied with the prescriptions contained in the notices. However, there can be no assurance that further violations will not occur in the future, as the Group services a wide variety of merchants and depend on their compliance with relevant laws in this regard. If the Group is found to be in breach, Roskomnadzor or other agencies could take further action against it, including by blocking its website, imposing fines or other sanctions. The Group could face similar difficulties in other jurisdictions, since online betting is an area of intense focus by regulators in many of the countries in which the Group operates.

Taxation

Russian and the CIS’s tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. Management’s interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by the relevant regional and federal authorities. Recent events within Russia and the CIS which are discussed below suggest that the tax authorities are taking a more assertive position in their interpretation of the legislation and assessments and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged in the future.

The Company may encounter difficulties in obtaining lower rates of Russian withholding income tax envisaged by the Russia-Cyprus double tax treaty for dividends distributed from Russia, i.e. dividends paid by a Russian legal entity to a foreign legal entity are generally subject to Russian withholding income tax at a rate of 15%, although this tax rate may be reduced under an applicable double tax treaty. The Company intend to rely on the Russia-Cyprus double tax treaty. The tax treaty allows reduction of withholding income tax on dividends paid by a Russian company to a Cypriot company to 10% provided that the following conditions are met: (i) the Cypriot company is a tax resident of Cyprus within the meaning of the tax treaty; (ii) the Cypriot company is the beneficial owner of the dividends; (iii) the dividends are not attributable to a permanent establishment of the Cypriot company in Russia; and (iv) the treaty clearance procedures are duly performed. This rate may be further reduced to 5% if the direct investment of the Cypriot company in a Russian subsidiary paying the dividends is at least EUR 100,000. Although the Group will seek to claim treaty protection, there is a risk that the applicability of the reduced rate of 5% or 10% may be challenged by Russian tax authorities. As a result, there can be no assurance that the Company would be able to avail itself of the reduced withholding income tax rate in practice. Specifically, Cypriot holding company may incur a 15% withholding income tax at source on dividend payments from Russian subsidiaries if the treaty clearance procedures are not duly performed at the date when the dividend payment is made. In this case the Company may seek to claim as a refund the difference between the 15% tax withheld and the reduced rate of 10% or 5% as appropriate. However, there can be no assurance that such taxes would be refunded in practice.

Due to its international structure, the Group is subject to transfer pricing and permanent establishment risks in various jurisdictions it operates in. Since January, 2012, the Russian tax authorities have the right to apply transfer pricing adjustments and impose additional tax liabilities in respect of “controlled” transactions, if the transaction price differs from the market price. The Russian transfer pricing legislation grants taxpayers the right to justify their compliance with the arm’s length principle at prices used in controlled transactions by preparing the transfer pricing documentation.

The Group manages the related risks by looking at its management functions and risks in various countries and level of profits allocated to each subsidiary. The list of “controlled” transactions of the Group includes various transactions between different Russian entities as well as certain types of cross-border transactions. The Group determines its tax liabilities arising from “controlled” transactions using actual transaction prices.

Currently the tax authorities perform tax audits of many Russian taxpayers with major focus on compliance with new transfer pricing legislation. It is therefore possible that the Group entities may become subject to transfer pricing tax audits by tax authorities in the near future. The Russian tax authorities may challenge the level of prices applied by the Group under the “controlled” transactions (including certain intercompany transactions) and accrue additional tax liabilities. If additional taxes are assessed with respect to these matters, they may be material. This risk may increase in the future as Russian transfer pricing practice develops.

The Management believes that the Group is able to prove the arms’ length nature of prices with respect to the “controlled” transactions, and that there has been proper reporting to the Russian tax authorities, supported by appropriate available transfer pricing documentation.

Since 2015 significant changes to the Russian tax legislation are enacted which are aimed at preventing the abuse of “offshore” structures (so-called “de-offshorization” legislation). In particular, these changes include the definition of beneficiary ownership, tax residence of legal entities by the place of actual carrying out activities, as well as approach to taxation of controlled foreign companies. It is currently unclear how the Russian tax authorities will interpret and apply the new tax provisions and what will be the possible impact on the Group. Therefore, it cannot be excluded that Group’s companies might be subject to additional tax liabilities because of these changes being introduced and applied to transactions carried out by them, which could have a material adverse effect on Group’s business, financial condition and results of operations. The Group’s management is undertaking all necessary and required measures in order to minimize the potential negative impact of the “de-offshorization” legislation.

Risk of cybersecurity breach

The Group stores and/or transmits sensitive data, such as credit or debit card numbers, passport details, mobile phone numbers and other identification data, and the Company has ultimate liability to its consumers for the failure to protect this data. The Company has experienced breaches of its security by hackers in the past, and breaches could occur in the future. In such circumstances, the encryption of data and other protective measures have not prevented unauthorized access and may not be sufficient to prevent future unauthorized access. Any future breach of the system, including through employee fraud, may subject the Company to material losses or liability, payables to other payment systems, fines and claims for unauthorized purchases with misappropriated credit or debit card information, identity theft, impersonation or other similar fraud claims. In addition, misuse of such sensitive data or a cybersecurity breach could result in claims, regulatory scrutiny and other negative consequences.

Risk assessment

The Group’s management believes that its interpretation of the relevant legislation is appropriate and is in accordance with the current industry practice and that the Group’s currency, customs, tax and other regulatory positions will be sustained. However, the interpretations of the relevant authorities could differ and the maximum effect of additional losses on these consolidated financial statements, if the authorities were successful in enforcing their different interpretations, could be significant, and amount up to 2.5 billion rubles which was assessed by the Group as of December 31, 2017 (2 billion rubles as of December 31, 2016).

Insurance policies

The Group holds no insurance policies in relation to its assets, operations, or in respect of public liability or other insurable risks. There are no significant physical assets to insure. Management has considered the possibility of insurance of business interruption in Russia, but the cost of it outweighs the benefits in management’s view.

In the ordinary course of business, the Group may be subject to legal actions and complaints. Management believes that the ultimate liability, if any, arising from such actions or complaints will not have a material adverse effect on the financial condition or the results of future operations of the Group.

Know-your-client requirements in Russia

The Group’s business is currently subject to know-your-client- requirements established by Federal Law of the Russian Federation No. 115-FZ “On Combating the Legalization (Laundering) of Criminally Obtained Income and Funding of Terrorism”, dated August 7, 2001, as amended, or the Anti-Money Laundering Law. Based on the Anti-Money Laundering Law management distinguishes three types of consumers based on their level of identification, being anonymous, identified through a simplified procedure and fully identified. The consumers who have not undergone any identification procedure are qualified as anonymous and are not allowed to contemplate transactions as well as hold an electronic money account balance in excess of RUB15,000. The consumers who have undergone simplified identification procedure with the payment services provider are entitled to perform electronic money transfers in excess of RUB15,000 provided that at any point of time the account balance of electronic money does not exceed RUB 60,000 and the total amount of transactions does not exceed RUB 200,000 per month. Fully identified consumers are entitled to perform same type of electronic transfers as consumers identified through a simplified procedure but with increased threshold of the electronic money account balance of RUB 600,000 and no limitations for the total transaction amount per month. The key difference between the simplified and the full identification procedures is that the simplified identification can be performed remotely. The remote identification requires the verification of certain data provided by consumers against public databases. Albeit a government order No. 630 dated July 8, 2014, was enacted providing that public databases shall be set up by specific government authorities and access to them shall be granted to the third parties authorized to carry out identification of consumers, such databases are not yet up and running at scale and, to the knowledge of the Group, there is no work in progress on setting up such databases. Thus, current situation could cause the Group to be in violation of the identification requirements. In case management is enforced not to use the simplified identification procedure until the databases are fully running, it could negatively affect the number of consumers and, consequently, volumes and revenues.

Operating lease commitments

The Group has commercial lease agreements of office buildings. The leases have an average life of between one and five years. Total lease expense for the twelve months ended December 31, 2017 is for rent of office places 357 (2016 – 307).

Future minimum lease rentals under non-cancellable operating lease commitments for office premises as of December 31, 2017 and December 31, 2016    are as follows:

	As of December 31, 2016	As of December 31, 2017
Within one year	244	397
After one year but not more than five years	583	693

The Group is a party to a material contract of lease of office building, which gave origin to lease expenses in the amount of 154 in 2017 (172 in 2016) and creates commitments to charge further 461 of lease expenses, 154 of which shall be accrued within one year and 307 – after one year but no more than five years. The contract was concluded on July 1, 2014 and terminates on December 31, 2020. The lease payment consists of three parts: basis lease payment, reimbursement of operational expenses, and lease pay for parking places. All the three components gradually increase to the end of the contract term. For the purposes of these financial statements, the payments are recognized as expenses on a straight-line basis over the lease term.

Pledge of assets

As of December 31, 2017 the Group pledged debt instruments (government bonds) with carrying amount of 1,319 (December 31, 2016 – 1,687) as collateral for bank guarantee issued on Group’s behalf to its major partner and 486 (December 31, 2016 – 484) as coverage for supporting its short-term overnight credit facility at CBR.

Commitments to Mail.ru Group Limited

The Group committed to purchase of advertising services from Mail.ru Group Limited affiliates in the amount of 260 during three years starting from November 2014. Mail.ru Group Limited makes advertising available for the Group on the standard commercial rates. As of December 31, 2017 the Group spent 50 (2014 – 50, 2015 – nil, 2016 –nil, 2017 –nil) on advertising under this agreement.

Credit related commitments

The primary purpose of these instruments is to ensure that funds are available to a customer as required. Commitments to extend credit represent unused portions of both activated and not activated by the customers of instalment card loans. Commitments to extend credit are contingent upon customers firstly activating their credit limits and further maintaining specific credit standards. Outstanding credit limits possible to be used including credit limits not yet activated by the customers and related commitments are as follows:

	As of December 31, 2016	As of December 31, 2017
Unused limits on instalment card loans	127	8,603

The total outstanding contractual amount of unused limits on contingencies and commitments liability does not necessarily represent future cash requirements, as these financial instruments may expire or terminate without being funded. In accordance with instalment card service conditions the Group has a right to refuse the issuance, activation, reissuing or unblocking of an instalment card, and is providing an instalment card limit at its own discretion and without explaining its reasons. The Group also has a right to increase or decrease a credit card limit at any time without prior notice.